SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Loss before income tax expenses		$ (2,383,928)	$ (1,635,923)
Income tax computed at statutory income tax rate	[1]	(393,348)	(269,927)
Effect of preferential tax benefits
Effect of differences in income tax rates in other jurisdictions		63,477	13,059
Effect of change in valuation allowance		245,402	256,868
Effect of prior year true up		84,469
Income tax expense

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.